Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2026			$ 202,102
2027			202,102
2028			202,102
2029			202,102
2030			202,102
Thereafter			6,267,521
Total	$ 7,278,031	$ 7,654,767	$ 7,278,031